RIGHT-OF-USE ASSETS AND LEASES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 68,130	$ 72,640
Property, plant and equipment, net - excluding ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	65,306	69,745
ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 2,824	$ 2,895